Equity share capital - Summary of Cash Flow Hedge Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in OCI	$ 3	$ 2	$ (6)
Reclassified from OCI to profit or loss - included in financial expenses	(43)	96	(13)
Deferred tax	2	(7)	4
Cash flow hedge reserves [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	5	(24)	(6)
Costs of hedging deferred and recognised in OCI	3	2	(6)
Change in fair value of currency swaps recognised in OCI	33	(62)	(1)
Reclassified from OCI to profit or loss - included in financial expenses	(43)	96	(13)
Deferred tax	2	(7)	4
Exchange adjustments			(2)
Reserve Of Cash flow Hedges Ending Balance	0	5	(24)
Cash flow hedge reserves [member] | Cash flow hedge reserves [Member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	16	(11)	1
Costs of hedging deferred and recognised in OCI	0	0
Change in fair value of currency swaps recognised in OCI	33	(62)	(1)
Reclassified from OCI to profit or loss - included in financial expenses	(43)	96	(13)
Deferred tax	2	(7)	4
Exchange adjustments			(2)
Reserve Of Cash flow Hedges Ending Balance	8	16	(11)
Cash flow hedge reserves [member] | Costs of hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(11)	(13)	(7)
Costs of hedging deferred and recognised in OCI	3	2	(6)
Change in fair value of currency swaps recognised in OCI	0	0
Reclassified from OCI to profit or loss - included in financial expenses	0	0
Deferred tax	0	0
Reserve Of Cash flow Hedges Ending Balance	$ (8)	$ (11)	$ (13)